Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Taxes [Line Items]
National Corporate Tax	25.50%	28.05%	28.05%
Corporate Inhabitant Tax	5.00%	5.00%	5.00%
Deductible Corporate Enterprise Tax and Special Local Corporate Tax	8.00%	8.00%	8.00%
Statutory income tax rate	35.80%	38.10%	38.10%
Actual effective income tax rate	37.00%	37.00%	38.80%
Decrease in net deferred tax assets	¥ 25,040
Tax credits for investments in productivity improvement facilities	23,435
Future taxable income	142,955
Increase in valuation allowance	¥ 9,060	¥ 11,483	¥ 17,478
Consumption Tax Rate	8.00%	5.00%	5.00%
April 1, 2015 to March 31, 2016
Income Taxes [Line Items]
Statutory income tax rate	33.40%
April 1, 2016 and thereafter
Income Taxes [Line Items]
Statutory income tax rate	32.80%
New Corporate Tax Law
Income Taxes [Line Items]
Decrease in net income attributable to NTT DOCOMO, INC. due to expected tax rate changes	¥ 25,264
Before April 1, 2014
Income Taxes [Line Items]
Statutory income tax rate	38.10%
After April 1, 2014
Income Taxes [Line Items]
Statutory income tax rate	35.80%